Segments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) DWT	Dec. 31, 2016 USD ($) DWT	Dec. 31, 2015 USD ($)
Current Fiscal Year End Date	--12-31
Number of Reportable Segments	2		3
Charterhire termination | $	$ 0	$ (10,000)	$ 0
Number of time charter vessel contracts terminated		4
Ultramax pool
Charterhire termination | $		$ (7,500)
Kamsarmax pool
Charterhire termination | $		(2,500)
Capesize pool
Charterhire termination | $		$ 0
Kamsarmax | Kamsarmax pool | Minimum
DWT	82,000
Kamsarmax | Kamsarmax pool | Maximum
DWT	84,000
Ultramax | Ultramax pool | Minimum
DWT	60,200
Ultramax | Ultramax pool | Maximum
DWT	64,000
Capesize | Capesize pool
DWT		180,000